Note 3 - Major Customers and Suppliers (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Number of Vendors			3	3
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Number of Major Customers	4	4	4	3
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Four Major Customer [Member]
Concentration Risk, Percentage	76.00%	76.00%	57.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Major Customers [Member]
Concentration Risk, Percentage				59.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Number of Major Customers	1		4
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Four Major Customer [Member]
Concentration Risk, Percentage			31.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Major Customers [Member]
Concentration Risk, Percentage				27.00%
Revenue, Product and Service Benchmark [Member] | Product Concentration Risk [Member] | Biopharmaceuticals [Member]
Concentration Risk, Percentage			17.00%	28.00%
Revenue, Product and Service Benchmark [Member] | Product Concentration Risk [Member] | Basic Natural and Chemically Modified Cyclodexterins [Member]
Concentration Risk, Percentage			71.00%	71.00%
Revenue, Product and Service Benchmark [Member] | Product Concentration Risk [Member] | Cyclodexterin Complexes [Member]
Concentration Risk, Percentage			12.00%	1.00%